Critical Accounting Estimates and Judgments	12 Months Ended
Mar. 31, 2018
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Critical Accounting Estimates and Judgments
3	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The consolidated financial statements are influenced by estimates and management judgment, which necessarily have to be made in the course of preparation of the consolidated financial statements. Estimates and judgments are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances, and which are continually evaluated.

Allowance for Loan Losses

Allowance for loan losses represents management’s estimate of the losses incurred in the loan portfolios at the end of each reporting period. Management exercises judgment in making assumptions and estimations when calculating the allowance for loan losses on both individually and collectively assessed loans.

The allowance for loan losses for individually significant impaired loans is estimated by management based on the expected future cash flows, taking into account factors such as historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, the overall support from financial institutions, and the realizable value of any collateral held. The allowance for loan losses for the remaining loans is collectively estimated by grouping financial assets into portfolios on the basis of similar credit risk characteristics and using the historical loss experience for these portfolios adjusted for the effect of the current economic environment. To assess the losses on the loan portfolios where loss events have occurred but not yet been identified, management develops assumptions and methodologies to estimate the loss identification period.

Management estimates and judgments may change from time to time as the economic environment changes or new information becomes available. Changes in these estimates and judgments will result in a different allowance for loan losses and may have a direct impact on impairment charges. Impairment charges on loans and advances amounting to ¥126,623 million, ¥141,457 million and ¥118,750 million were recognized for the fiscal years ended March 31, 2018, 2017 and 2016, respectively. For additional information, refer to Note 10 “Loans and Advances” and Note 32 “Impairment Charges on Financial Assets.”

Fair Value of Financial Instruments

The fair values of financial instruments where no active market exists or where quoted prices are not otherwise available are determined by using valuation techniques. In these cases, inputs to valuation techniques are based on observable data with respect to similar financial instruments or by using models. Where observable inputs are not available, the fair value is estimated based on appropriate assumptions that a market participant would take into account. Where valuation techniques (for example, models) are used to determine fair values, they are validated and periodically reviewed. The SMBC Group certifies significant valuation models before they are used, and calibrates them to ensure that outputs reflect actual data and comparative market prices. To the extent practical, models use only observable data; however, inputs such as credit risk (both own and counterparty), volatilities and correlations require management to make estimates. Changes in assumptions about these factors could affect the fair values of these financial instruments. More details about the SMBC Group’s valuation techniques, significant unobservable inputs used in determining fair values and sensitivity analyses are given in Note 43 “Fair Value of Financial Assets and Liabilities.”

Impairment of Available-for-sale Financial Assets

Available-for-sale financial assets are impaired if there is objective evidence of impairment as a result of loss events. The SMBC Group exercises judgment in determining whether there is objective evidence of occurrence of loss events, which result in a decrease in estimated future cash flows of the financial assets. The estimation of future cash flows also requires judgment. In the assessment of impairment of available-for-sale equity instruments, the SMBC Group also considers whether there has been a significant or prolonged decline in fair value below their cost. The determination of what is a significant or prolonged decline requires management judgment.

Impairment may occur when there is objective evidence of deterioration in the financial conditions of the investee, industry and sector performance, or changes in operating and financing cash flows. The determination of impairment in this respect also includes significant management judgment.

Management estimates and judgments may change from time to time based upon future events that may or may not occur and changes in these estimates and judgments could adversely affect the carrying amounts of available-for-sale financial assets. Impairment charges on available-for-sale financial assets totaled ¥10,185 million, ¥71,510 million and ¥29,606 million for the fiscal years ended March 31, 2018, 2017 and 2016, respectively. For additional information, refer to Note 9 “Investment Securities” and Note 32 “Impairment Charges on Financial Assets.”

Impairment of Goodwill

Goodwill is tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that it may not be recoverable. If any such indication exists, then its recoverable amount is estimated. The process to determine the recoverable amount is inherently uncertain because such recoverable amount is determined based on a number of management estimates and judgments. The SMBC Group determines the recoverable amount using the estimated future cash flows, pre-tax discount rates, growth rates, and other factors. The estimation of future cash flows inherently reflects management judgments, even though such forecasts are prepared taking into account actual performance and external economic data. The pre-tax discount rates and growth rates may be significantly affected by market interest rates or other market conditions, which are beyond management’s control, and therefore significant management judgments are made to determine these assumptions. These management judgments are made based on the facts and circumstances at the time of the impairment test, and may vary depending on the situation and the time. Changes in management judgments may result in different impairment test results and different impairment amounts recognized. For the fiscal years ended March 31, 2018, 2017 and 2016, impairment losses on goodwill were ¥28,607 million, ¥74,616 million and ¥1,124 million, respectively. For additional information, refer to Note 14 “Intangible Assets.”

Provision for Interest Repayment

Provision for interest repayment represents management’s estimate of future claims for the refund of so-called “gray zone interest” (interest on loans in excess of the maximum rate prescribed by the Interest Rate Restriction Act (ranging from 15% to 20%) up to the 29.2% maximum rate permitted under the Act Regulating the Receipt of Contributions, Receipt of Deposits and Interest Rates), taking into account historical experience such as the number of customer claims for a refund, the amount of repayments and the characteristics of customers, and the length of the period during which claims are expected to be received in the future.

Management estimates and judgments may change from time to time as the legal environment and market conditions change or new information becomes available. Changes in these estimates and judgments could affect the balance of provision for interest repayment. Provision for interest repayment is recorded in provisions as a liability, and it totaled ¥145,179 million and ¥157,333 million at March 31, 2018 and 2017, respectively. For additional information, refer to Note 20 “Provisions.”

Retirement Benefits

The SMBC Group has defined benefit plans such as defined benefit pension plans and lump-sum severance indemnity plans. The present value of the defined benefit obligation is calculated based on actuarial valuations that are dependent upon a number of assumptions, including discount rates, mortality rates and future salary (benefit) increases. The discount rates are equivalent to market yields of AA credit-rated corporate bonds that have terms to maturity approximating those of the related obligations. Future mortality rates are based on the official mortality table generally used for actuarial assumptions in Japan. Other assumptions used for the calculation of the defined benefit obligation are based on historical records. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty. Any change in these assumptions will impact actuarial gains and losses, as well as the present value of the defined benefit obligations and the net retirement benefit expense for each period. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions in the year, and return on plan assets excluding interest income are recognized in other comprehensive income and are never reclassified to profit or loss.

The difference between the fair value of the plan assets and the present value of the defined benefit obligation at the end of the reporting period is recognized as assets and liabilities in the consolidated statement of financial position. When this calculation for each plan results in a benefit to the SMBC Group, the recognized asset is limited to the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. An economic benefit is available to the SMBC Group, if it is realizable during the life of the plan or on settlement of the plan obligation. The net total of assets and liabilities in the consolidated statement of financial position amounted to net assets of ¥279,567 million and ¥192,772 million at March 31, 2018 and 2017, respectively. For additional information, refer to Note 23 “Retirement Benefits.”

Deferred Tax Assets

Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized, only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized. This assessment requires significant management estimates and judgments. Future taxable profit is estimated based on, among other relevant factors, forecasted results of operations, which are based on historical financial performance and the business plans that management believes to be prudent and feasible. While the SMBC Group carefully assesses the realization of tax losses carried forward and deductible temporary differences, the actual taxable profit in the future may be less than the forecast. The deferred tax assets amounted to ¥19,436 million and ¥81,961 million in the consolidated statement of financial position at March 31, 2018 and 2017, respectively, while the net total of deferred tax assets and liabilities amounted to net liabilities of ¥378,305 million and ¥238,240 million at March 31, 2018 and 2017, respectively. For additional information, refer to Note 22 “Deferred Income Tax.”